Borrowing Arrangements - Convertible note, fair value (Details) - TEMPO AUTOMATION INC - LSA Convertible Note (fair value)	Sep. 30, 2022 item Y
Expected term
Borrowing Arrangements
Convertible note, fair value | Y	0.15
Discount rate
Borrowing Arrangements
Convertible note, fair value	0.2000
Probability of Qualified Financing
Borrowing Arrangements
Convertible note, fair value	0.9000